FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           /  /     (a)

                  or fiscal year ending:   12/31/03    (b)


Is this a transition report?  (Y/N)  N
                                     -------------


Is this an amendment to a previous filing? (Y/N)   N
                                                  --------------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.A. Registrant Name: Sentry Variable Account II

   B. File Number: 811-03875

   C. Telephone Number: 715-346-6000


2.A.  Street: 1800 North Point Drive

   B. City: Stevens Point   C. State: WI   D. Zip Code: 54481   Zip Ext.:

   E. Foreign Country:__________________ Foreign Postal Code:______________


3. Is this the first filing on this form by Registrant? (Y/N) N

4.       Is this the last filing on this form by Registrant? (Y/N) N

5.       Is Registrant a small business investment company (SBIC)? (Y/N) N
                [If answer is "Y" (Yes) complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N) Y
                [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A.     Is Registrant a series or multiple portfolio company? (Y/N) N
                [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/03                     If filing more than one
                  -------------------
File number 811-  03875                         Page 47, "X" box:
                 --------------------
                                                                     [   ]



UNIT INVESTMENT TRUSTS

111.A.[/] Depositor Name:____________________________________________________

    B.[/] File Number (If any)___________________________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


111.A.[/] Depositor Name:____________________________________________________

    B.[/] File Number (If any)___________________________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


112.A.[/] Sponsor Name:______________________________________________________

    B.[/] File Number (If any)____________________________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


112.A.[/] Sponsor Name:______________________________________________________

    B.[/] File Number (If any)____________________________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________

For period ending  12/31/03                      If filing more than one
                  -------------------
File number 811-  03875                          Page 48, "X" box:
                 --------------------
                                                                    [    ]



113.A.[/] Trustee Name:______________________________________________________

    B.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


113.A.[/] Trustee Name:______________________________________________________

    B.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


114.A.[/] Principal Underwriter Name:________________________________________

    B.[/] File Number 8-________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________

114.A.[/] Principal Underwriter Name:________________________________________

    B.[/] File Number 8-________________

    C.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


115.A.[/] Independent Public Accountant Name:________________________________

    B.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________


115.A.[/] Independent Public Accountant Name:________________________________

    B.[/] City:_______________ State:_______ Zip Code:________ Zip Ext.______

      [/] Foreign Country:_________________ Foreign Postal Code:_____________

For period ending  12/31/03                     If filing more than one
                  -------------------
File number 811-  03875                         Page 49, "X" box:
                 --------------------
                                                                   [    ]


116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment
           companies?(Y/N)__________________________            ____________
                                                                 Y/N
     B.[/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.[/] Is Registrant a separate account of an insurance
          company? (Y/N)____________________________             ____________
                                                                  Y/N
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B.[/]  Variable annuity contracts? (Y/N)___________________  ____________
                                                                  Y/N
    C.[/] Scheduled premium variable life contracts? (Y/N)_____  ____________
                                                                  Y/N
    D.[/] Flexible premium variable life contracts? (Y/N)______  ____________
                                                                  Y/N

    E.[/] Other types of insurance products registered under the
          Securities Act of 1933? (Y/N)________________________  ____________
                                                                  Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933_______________________________ ____________
                                                                  Y/N

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period__________________________ ____________
                                                                  Y/N

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)____________________________ $____________

121. [/] State the number of series for which a current prospectus was in existence at end of the period_____ ____________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period_______________________ ____________

For period ending  12/31/03                       If filing more than one
                  -------------------
File number 811-  03875                           Page 50, "X" box:
                 --------------------
                                                                     [   ]


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)_______________ $____________

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)_________________ $____________

125.  [/]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)________ $____________

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series)
         ($000's omitted)______________________________________ $           0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                     Number of   Total Assets   Total Income
                                      Series      ($000's       Distribution
                                     Investing    omitted)     ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent

F. All other corporate intermed.
   & long-term debt

G. All other corporate short-term
   debt

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers

I. Investment company equity
   securities

J. All other equity securities         1          $51,548              0

K. Other securities

L. Total assets of all series of
   registrant                                     $51,548

For period ending  12/31/03                     If filing more than one
                  -------------------
File number 811-  03875                         Page 51, "X" box:
                 --------------------
                                                                    [   ]



128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)__________________________________________ ____________
                                                                  Y/N
         [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)____ ____________
                                                                  Y/N
         [If answer is "N" (No), go to item 131.]


130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)______________________________________ ____________
                                                                  Y/N

131.[/] Total expenses incurred by all series of Registrant
        during the current reporting period
        ($000's omitted)_______________________________________  $        495

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

811-             811-             811-              811-             811-
    -------          ------           -------           -------          -------

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin this 9th day of February, 2004.

                              SENTRY VARIABLE ACCOUNT ii (Registrant)
                              SENTRY LIFE INSURANCE COMPANY (Depositor)


                              s/William M. O'Reilly
                              --------------------------------------------
                              William M. O'Reilly, Secretary


WITNESS:


s/Mary Fruin
-----------------------------
Mary Fruin